UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05848
                                                     ---------

                           The Gabelli Value Fund Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------

             COMMON STOCKS -- 99.2%
             AEROSPACE -- 1.0%
      1,000  Lockheed Martin Corp. ........... $     86,060
  1,000,000  Rolls-Royce Group plc+ ..........    8,481,718
                                               ------------
                                                  8,567,778
                                               ------------
             AGRICULTURE -- 0.6%
    110,000  Archer-Daniels-Midland Co. ......    4,166,800
     35,000  The Mosaic Co.+ .................      591,500
                                               ------------
                                                  4,758,300
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.3%
     38,000  China Yuchai International Ltd.+       215,460
    420,000  Dana Corp. ......................      436,800
    260,000  Genuine Parts Co. ...............   11,213,800
    275,000  Navistar International Corp.+ ...    7,100,500
     28,000  Proliance International Inc.+ ...      127,960
                                                -----------
                                                 19,094,520
                                                -----------
             AVIATION: PARTS AND SERVICES -- 2.1%
     45,000  Curtiss-Wright Corp. ............    1,365,750
    340,000  GenCorp Inc.+ ...................    4,365,600
     80,000  Sequa Corp., Cl. A+ .............    7,508,800
     33,000  Sequa Corp., Cl. B+ .............    3,109,260
    360,000  The Fairchild Corp., Cl. A+ .....      936,000
                                               ------------
                                                 17,285,410
                                               ------------
             BROADCASTING -- 6.0%
  1,200,000  CBS Corp., Cl. A ................   33,864,000
    140,000  Gray Television Inc. ............      897,400
    187,500  Liberty Media Holding Corp.
               - Capital, Cl. A+ .............   15,669,375
     30,000  Young Broadcasting Inc., Cl. A+         69,000
                                               ------------
                                                 50,499,775
                                               ------------
             BUSINESS SERVICES -- 0.3%
     15,000  ChoicePoint Inc.+ ...............      537,000
     55,000  Intermec Inc.+ ..................    1,449,800
     30,000  Nashua Corp.+ ...................      209,700
                                               ------------
                                                  2,196,500
                                               ------------
             CABLE AND SATELLITE -- 9.1%
    130,000  Adelphia Communications Corp.,
               Cl. A+ ........................        4,550
  1,960,000  Cablevision Systems Corp.,
               Cl. A+ ........................   44,511,600
    120,000  EchoStar Communications Corp.,
               Cl. A+ ........................    3,928,800
    250,000  Liberty Global Inc., Cl. A+ .....    6,435,000
    268,000  Rogers Communications Inc.,
               Cl. B .........................   14,705,160
    335,000  The DIRECTV Group Inc.+ .........    6,592,800
                                               ------------
                                                 76,177,910
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 1.9%
    100,000  Agere Systems Inc.+ .............    1,493,000
    425,000  Corning Inc.+ ...................   10,374,250
    740,000  Lucent Technologies Inc.+ .......    1,731,600
     35,000  Motorola Inc. ...................      875,000
    830,000  Nortel Networks Corp.+ ..........    1,909,000
                                               ------------
                                                 16,382,850
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.2%
     80,000  Yahoo! Inc.+...... ..............    2,022,400
                                               ------------
             CONSUMER PRODUCTS -- 3.4%
     85,000  Energizer Holdings Inc.+ ........    6,119,150
     93,000  Gallaher Group plc, ADR .........    6,079,410
        500  Givaudan SA .....................      400,256
    130,000  Hartmarx Corp.+ .................      880,100
      5,000  National Presto Industries Inc. .      276,350
    172,000  Pactiv Corp.+ ...................    4,888,240

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------

    600,000  Swedish Match AB ................ $  9,763,719
      3,000  Wolverine World Wide Inc. .......       84,930
                                               ------------
                                                 28,492,155
                                               ------------

             CONSUMER SERVICES -- 2.3%
     90,000  IAC/InterActiveCorp+ ............    2,588,400
    625,000  Liberty Media Holding Corp.
               - Interactive, Cl. A+ .........   12,737,500
    187,000  Rollins Inc. ....................    3,947,570
                                               ------------
                                                 19,273,470
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 4.7%
     49,000  Ampco-Pittsburgh Corp. ..........    1,515,570
     48,000  Cooper Industries Ltd., Cl. A ...    4,090,560
    210,000  Crane Co ........................    8,778,000
     29,000  Griffon Corp.+ ..................      692,230
     50,000  Harbor Global Co. Ltd.+ .........      551,250
    375,000  Honeywell International Inc. ....   15,337,500
    150,000  ITT Corp. .......................    7,690,500
    220,000  Katy Industries Inc.+ ...........      620,400
      3,000  The Lamson & Sessions Co.+ ......       71,460
                                               ------------
                                                 39,347,470
                                               ------------
             ELECTRONICS -- 3.5%
    100,000  Symbol Technologies Inc. ........    1,486,000
    220,000  Texas Instruments Inc. ..........    7,315,000
     60,000  Thermo Electron Corp.+ ..........    2,359,800
    300,000  Thomas & Betts Corp.+ ...........   14,313,000
    125,000  Tyco International Ltd. .........    3,498,750
                                               ------------
                                                 28,972,550
                                               ------------
             ENERGY AND UTILITIES -- 3.9%
      6,000  Allegheny Energy Inc.+ ..........      241,020
     20,000  Chevron Corp. ...................    1,297,200
    190,000  ConocoPhillips ..................   11,310,700
     47,000  Giant Industries Inc.+ ..........    3,816,400
    106,000  Kinder Morgan Inc. ..............   11,114,100
      5,420  Mirant Corp.+ ...................      148,020
    135,000  Northeast Utilities .............    3,141,450
     57,000  Southwest Gas Corp. .............    1,899,240
                                               ------------
                                                 32,968,130
                                               ------------
             ENTERTAINMENT -- 12.2%
      8,570  Chestnut Hill Ventures+ (a) .....      184,030
    400,000  Discovery Holding Co., Cl. A+ ...    5,784,000
     60,000  Dover Motorsports Inc. ..........      325,200
  1,290,000  Gemstar-TV Guide International
               Inc.+ .........................    4,282,800
    330,000  Grupo Televisa SA, ADR ..........    7,015,800
     30,000  The Walt Disney Co. .............      927,300
  1,260,000  Time Warner Inc. ................   22,969,800
     34,000  Triple Crown Media Inc.+ ........      247,520
  1,220,000  Viacom Inc., Cl. A+ .............   45,506,000
    420,000  Vivendi  ........................   15,141,325
                                               ------------
                                                102,383,775
                                               ------------
             ENVIRONMENTAL SERVICES -- 2.9%
    240,000  Republic Services Inc. ..........    9,650,400
    390,000  Waste Management Inc. ...........   14,305,200
                                               ------------
                                                 23,955,600
                                               ------------
             EQUIPMENT AND SUPPLIES -- 3.3%
    210,000  CIRCOR International Inc. .......    6,415,500
    185,000  Flowserve Corp.+ ................    9,359,150
     87,000  Gerber Scientific Inc.+ .........    1,303,260
     96,000  GrafTech International Ltd.+ ....      560,640
    325,000  Watts Water Technologies Inc.,
               Cl. A .........................   10,322,000
                                               ------------
                                                 27,960,550
                                               ------------

THE GABELLI VALUE FUND INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2006 (UNAUDITED)
================================================================================

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------

             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 5.2%
    530,000  American Express Co. ............ $ 29,722,400
    100,000  Ameriprise Financial Inc. .......    4,690,000
     95,000  Citigroup Inc. ..................    4,718,650
     27,000  Deutsche Bank AG ................    3,258,900
    110,000  The Phoenix Companies Inc. ......    1,540,000
                                               ------------
                                                 43,929,950
                                               ------------
             FOOD AND BEVERAGE -- 5.4%
     15,000  Corn Products International Inc.       488,100
     50,000  Del Monte Foods Co. .............      522,500
    208,000  Diageo plc, ADR .................   14,776,320
    158,400  Flowers Foods Inc. ..............    4,257,792
     81,500  Fomento Economico Mexicano
               SA de CV, ADR .................    7,900,610
     56,000  General Mills Inc. ..............    3,169,600
     85,000  H.J. Heinz Co. ..................    3,564,050
     70,000  Kerry Group plc, Cl. A ..........    1,654,986
    376,500  PepsiAmericas Inc. ..............    8,034,510
      3,000  The Hershey Co. .................      160,350
     15,000  Wm. Wrigley Jr. Co. .............      690,900
      3,750  Wm. Wrigley Jr. Co., Cl. B ......      172,500
                                               ------------
                                                 45,392,218
                                               ------------
             HEALTH CARE -- 0.3%
    100,000  Pfizer Inc. .....................    2,836,000
                                               ------------
             HOTELS AND GAMING -- 2.5%
     18,000  Aztar Corp.+ ....................      954,180
     70,000  Dover Downs Gaming &
               Entertainment Inc. ............      850,500
    185,000  Gaylord Entertainment Co.+ ......    8,112,250
    177,500  Hilton Hotels Corp. .............    4,943,375
    352,941  Ladbrokes plc ...................    2,570,617
     20,000  Las Vegas Sands Corp.+ ..........    1,367,000
     65,000  MGM Mirage+ .....................    2,566,850
                                               ------------
                                                 21,364,772
                                                -----------
             MACHINERY -- 0.6%
     85,800  CNH Global NV ...................    1,991,418
     38,000  Deere & Co. .....................    3,188,580
                                               ------------
                                                  5,179,998
                                               ------------
             MANUFACTURED HOUSING -- 0.4%
    485,000  Champion Enterprises Inc.+ ......    3,346,500
                                               ------------
             METALS AND MINING -- 5.3%
    478,000  Barrick Gold Corp. ..............   14,684,160
     80,000  Inco Ltd. .......................    6,101,600
    123,133  Kinross Gold Corp.+ .............    1,541,625
    471,000  Newmont Mining Corp. ............   20,135,250
     25,000  NS Group Inc.+ ..................    1,613,750
                                               ------------
                                                 44,076,385
                                               ------------
             PUBLISHING -- 9.4%
    150,000  Belo Corp., Cl. A ...............    2,371,500
    904,000  Media General Inc., Cl. A .......   34,098,880
     70,000  Meredith Corp. ..................    3,453,100
  1,000,000  News Corp., Cl. A ...............   19,650,000
    320,000  PRIMEDIA Inc.+ ..................      486,400
    300,000  The E.W. Scripps Co., Cl. A .....   14,379,000
    300,000  The Reader's Digest
               Association Inc. ..............    3,888,000
     15,000  Tribune Co. .....................      490,800
                                               ------------
                                                 78,817,680
                                               ------------
             REAL ESTATE -- 0.5%
    134,000  Griffin Land & Nurseries Inc.+ ..    4,056,180
                                               ------------
             RETAIL -- 1.1%
     70,000  Ingles Markets Inc., Cl. A ......    1,846,600
    130,000  Safeway Inc. ....................    3,945,500

                                                  MARKET
     SHARES                                       VALUE*
     ------                                       ------

     30,000  SUPERVALU Inc. .................. $    889,500
     60,000  The Home Depot Inc. .............    2,176,200
                                               ------------
                                                  8,857,800
                                               ------------
             SPECIALTY CHEMICALS -- 1.3%
    220,000  Ferro Corp. .....................    3,911,600
    390,000  Hercules Inc.+ ..................    6,150,300
      4,000  Monsanto Co. ....................      188,040
     15,000  Sensient Technologies Corp. .....      293,550
      8,065  Tronox Inc., Cl. B ..............      102,990
                                               ------------
                                                 10,646,480
                                               ------------
             TELECOMMUNICATIONS -- 7.2%
    645,000  Cincinnati Bell Inc.+ ...........    3,108,900
     25,000  Commonwealth Telephone
               Enterprises Inc. ..............    1,030,750
     74,500  Embarq Corp. ....................    3,603,565
    310,000  Qwest Communications
               International Inc.+ ...........    2,703,200
  1,475,000  Sprint Nextel Corp. .............   25,296,250
    425,000  Telephone & Data Systems Inc. ...   17,892,500
    160,000  Telephone & Data Systems Inc.,
               Special .......................    6,536,000
                                               ------------
                                                 60,171,165
                                               ------------
             TRANSPORTATION -- 0.0%
     99,000  Grupo TMM SA, Cl. A, ADR+ .......      287,100
                                               ------------
             WIRELESS COMMUNICATIONS -- 0.3%
     40,000  United States Cellular Corp.+ ...    2,388,000
                                               ------------
             TOTAL COMMON STOCKS .............  831,689,371
                                               ------------
             WARRANTS -- 0.0%
             ENERGY AND UTILITIES -- 0.0%
     17,405  Mirant Corp., Ser. A,
               expire 01/03/11+ ..............      177,531
                                               ------------
 PRINCIPAL
   AMOUNT
 ---------
             REPURCHASE AGREEMENTS -- 0.8%
 $6,475,000  Barclays Capital Inc., 4.950%, dated
               09/29/06, due 10/02/06,
               proceeds at maturity,
               $6,477,671 (b) ................    6,475,000
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
               (Cost $534,482,325) ........... $838,341,902
                                               ============
 -----------------
             Aggregate book cost ............. $534,482,325
                                               ------------
             Gross unrealized appreciation.... $324,781,227
             Gross unrealized depreciation ...  (20,921,650)
                                               ------------
             Net unrealized appreciation
              (depreciation) ................. $303,859,577
                                               ============
 -----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At September 30, 2006, the market value of the fair valued security amounted to $184,030 or 0.02% of total investments.
(b) Collateralized by $4,965,000 U.S. Treasury Bond, 8.125%, due 08/15/19,market value $6,604,500.
+   Non-income producing security.
ADR American Depository Receipt
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that The Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Value Fund Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.